Restructuring (Tables)	3 Months Ended
Mar. 31, 2021
Restructuring and Related Activities [Abstract]
Details of movement in restructuring charge

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$11,391	$6,698	$18,089
Utilization	(6,987)	(1,309)	(8,296)
Foreign exchange movement	—	325	325
Provision at December 31, 2020	4,404	5,714	10,118
Utilization	(1,753)	(631)	(2,384)
Foreign exchange movement	—	(5)	(5)
Provision at March 31, 2021	$2,651	$5,078	$7,729

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$9,684	$2,806	$12,490
Utilization	(5,399)	(672)	(6,071)
Provision at December 31, 2018	$4,285	$2,134	$6,419
Utilization	(3,554)	(1,228)	(4,782)
Provision at December 31, 2019	$731	$906	$1,637
Utilization	(731)	(276)	(1,007)
Provision at December 31, 2020	$—	$630	$630
Utilization	—	(48)	(48)
Provision at March 31, 2021	$—	$582	$582

Schedule of Operating Lease Maturity
Future minimum lease payments (including related costs), associated with the 2020 restructuring plan, under the non-cancelable onerous leases as at March 31, 2021 were as follows:

Minimum rental payments
(in thousands)
March 31, 2021
2021	$1,928
2022	1,907
2023	1,004
2024	140
2025	140
Thereafter	397
Total future minimum lease payments (including related costs)	5,516
Lease imputed interest	(438)
Total	$5,078
Future minimum lease payments under non-cancelable leases as of March 31, 2021 were as follows:

Minimum rental payments
(in thousands)
March 31, 2021
Due within 1 year	$25,393
Due between 1 and 5 years	47,653
Thereafter	7,449
Total future minimum lease payments	80,495
Lease imputed interest	(4,528)
Total	$75,967